40 Assets held for sale and discontinued operations (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Net income	R$ 75,578
Adjustments to reconcile net income	3,577,975
Changes in assets and liabilities	89,752
Taxes and charges paid	636,420
Cash flows from operational activities	(3,940,844)
Additions to property, plant and equipment and intangible assets	(226,325)
Cash flows from investment activities	(1,667,571)
Payment of loans and financing and lease	(248,863)
Cash flows from financing activities	(1,715,113)
Discontinued operations [member]
AssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Net income	75,578	R$ (108,393)	R$ 77,133
Adjustments to reconcile net income	282,914	419,093	209,218
Changes in assets and liabilities	(16,958)	(38,821)	(11,478)
Taxes and charges paid	(73,050)	(51,464)	(83,488)
Cash flows from operational activities	268,484	220,415	191,385
Additions to property, plant and equipment and intangible assets	(73,573)	(175,569)	(280,542)
Cash flows from investment activities	(73,573)	(175,569)	(280,542)
Issue of Debentures		210,000
Payment of loans and financing and lease	(20,038)	(9,260)	(5,804)
Cash flows from financing activities	(20,038)	200,740	(5,804)
Changes in cash and cash equivalents	R$ 174,873	R$ 245,586	R$ (94,961)